ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

5. ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	March 31, 2026	September 30, 2025
Wages accrual	$48,000	$102,397
Expenses accrual	82,306	131,115
Credit card accrual	8,143	18,546
Total accrued liabilities	$138,449	$252,058

6. ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	September 30, 2025	September 30, 2024
Wages accrual	$102,397	$99,400
Expenses accrual	131,115	32,385
Payroll tax accrual	-	2,400
Credit card accrual	18,546	8,930
Total accrued liabilities	$252,058	$143,115